AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 27, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 182                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 183                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Christopher D. Menconi
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
1701 Market Street                                  1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                    Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)

        ------------------------------------------------------------
         / /    Immediately upon filing pursuant to paragraph (b)
         /X/    On April 26, 2012 pursuant to paragraph (b)
         / /    60 days after filing pursuant to paragraph (a)(1)
         / /    75 days after filing pursuant to paragraph (a)(2)
         / /    On [date] pursuant to paragraph (a) of Rule 485
        ------------------------------------------------------------

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 182 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying, until April 26, 2012, the effectiveness of Post-Effective Amendment No. 177 ("PEA No. 177"), which was filed with the Commission via EDGAR Accession No. 0001135428-12-000027 on January 13, 2012, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 177 by means of this filing, Parts A, B and C of PEA No. 177 are incorporated herein by reference.


                              PART A - PROSPECTUS

The Prospectuses for the Citi Market Pilot 2020 Fund, Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund (the "Funds"), each a series of the Trust, is incorporated herein by reference to Part A of PEA No. 177.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 177.


                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 177.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 182 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of March, 2012.

                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:         *
                                                 -------------------------------
                                                 Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


        *                                 Trustee                               March 26, 2012
-------------------------
Charles E. Carlbom

        *                                 Trustee                               March 26, 2012
-------------------------
John K. Darr

        *                                 Trustee                               March 26, 2012
-------------------------
William M. Doran

        *                                 Trustee                               March 26, 2012
-------------------------
Joseph T. Grause, Jr.

        *                                 Trustee                               March 26, 2012
-------------------------
Mitchell A. Johnson

        *                                 Trustee                               March 26, 2012
-------------------------
Betty L. Krikorian

        *                                 Trustee                               March 26, 2012
-------------------------
Robert A. Nesher

        *                                 Trustee                               March 26, 2012
-------------------------
Bruce Speca

        *                                 Trustee                               March 26, 2012
-------------------------
James M. Storey

        *                                 Trustee                               March 26, 2012
-------------------------
George J. Sullivan, Jr.

        *                                 President                             March 26, 2012
-------------------------
Michael Beattie

        *                                 Treasurer, Controller &               March 26, 2012
-------------------------                 Chief Financial Officer
Michael Lawson


*By: /s/ Dianne Sulzbach
-----------------------------------------------
*Dianne Sulzbach, pursuant to Power of Attorney
